Convertible promissory notes payable - Additional Information (Detail)	6 Months Ended
	Sep. 30, 2019 USD ($) shares	Sep. 26, 2019 USD ($) Promissory_Notes	Aug. 01, 2019 USD ($) Promissory_Notes
Convertible Notes Payable [Line Items]
Interest expense	$ 249,315
RTW Convertible Promissory Notes [Member]
Convertible Notes Payable [Line Items]
Number of promissory notes issued | Promissory_Notes			2
Debt face amount			$ 25,000,000
Debt instrument, interest rate			5.00%
Prepayment		$ 2,500,000
Convertible promissory notes payable	32,500,000
Interest expense	$ 190,411
BVF Convertible Promissory Notes [Member]
Convertible Notes Payable [Line Items]
Number of promissory notes issued | Promissory_Notes		4
Debt face amount		$ 10,000,000
Debt instrument, interest rate		5.00%
Convertible Promissory Notes [Member]
Convertible Notes Payable [Line Items]
Conversion of convertible notes into common stock | shares	3,500,000